UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23323

Procure ETF Trust II.
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056
(Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056
(Name and address of agent for service)

1-866-690-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  April 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2019

Procure Space ETF
Ticker: UFO

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

This Page Intentionally Left Blank.

Procure Space ETF

TABLE OF CONTENTS
April 30, 2019

Dear Procure Space ETF Shareholders:

I am pleased to present the first semi-annual report for the Procure Space ETF (NYSE-Arca: UFO), a series fund within the Procure ETF Trust II.

The report provides financial statements and portfolio information for the Fund from its inception on April 11, 2019 through April 30, 2019.

UFO offers exposure to equity securities of companies in the theme of space exploration, development and communication. From the launch date of April 11, 2019 UFO returned NAV performance of 3.80% and market performance of 4.3%, and the S&P500 returned 2.04%. Additional information about the fund will become available as the fund continues trading.

Penserra is the sub-advisor to UFO and the benchmark index, SPACE, is licensed from S-Network Global Indexes. The index has not rebalanced since the launch date, it is anticipated that the index will rebalance on or about June 21, 2019.

Fund information can be found at: www.ProcureETFs.com.

Please visit the Fund’s website for more information. If you have any questions, please contact your financial advisor, or call 1-866-690-3837.

Sincerely,

Robert Tull
President
ProcureAM, LLC

Procure Space ETF

Important Disclosures and Risks

The S-Network Space IndexSM (SPACE) is designed to serve as a fair, impartial and transparent measure of the performance of space industry equities.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value weighted index and one of the common benchmarks for the U.S. stock market.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Investing involves risk. Principal loss is possible. The Fund is also subject to the following risks: Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies. The exploration of space by private industry and the harvesting of space assets is a business based in future and is witnessing new entrants into the market. Investments in the Fund will be riskier than traditional investments in established industry sectors. The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks that could limit their ability to utilize the satellites needed to deliver services to customers. Investing in foreign securities are volatile, harder to price, and less liquid than U.S. securities. Securities of small-and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. The Fund is not actively managed so it would not take defensive positions in declining markets unless such positions are reflected in the underlying index. Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. It is not possible to directly invest in an index.

This information must be accompanied by a prospectus.

Procure Space ETF

Growth of $10,000 (Unaudited)

Cumulative Returns Period Ended April 30, 2019	Since Inception (4/11/19)	Value of $10,000 (4/30/19)
Procure Space ETF (NAV)	3.80%	$10,380
Procure Space ETF (Market)	4.39%	10,439
S-Network Space Index	3.87%	10,387
S&P 500 Index	2.04%	10,204

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-866-690-3837.

The chart illustrates the performance of a hypothetical $10,000 investment made on April 11, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

Procure Space ETF

Top Ten Holdings as of April 30, 2019* (Unaudited)

	Security	% of Total Investments
1	Inmarsat PLC	5.65%
2	Iridium Communications, Inc.	5.51%
3	ViaSat, Inc.	5.49%
4	Intelsat SA	5.01%
5	DISH Network Corp.	4.91%
6	Trimble, Inc.	4.78%
7	EchoStar Corp.	4.78%
8	Globalstar, Inc.	4.69%
9	Garmin Ltd.	4.64%
10	SpeedCast International Ltd.	4.58%

Top Ten Holdings = 50.04% of Total Investments

*	Current Fund holdings may not be indicative of future Fund holdings.

Procure Space ETF

Expense Example
For the Period Ended April 30, 2019 (Unaudited)

As a shareholder of Procure Space ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 11, 2019 to April 30, 2019).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Procure Space ETF

	Beginning Account Value April 11, 2019	Ending Account Value April 30, 2019		Expenses Paid During the Period		Annualized Expense Ratio During the Period April 11, 2019 to April 30, 2019
Actual	$1,000.00	$1,038.00	^	$0.42	^	0.75%
Hypothetical
(5% annual)	$1,000.00	$1,021.08	^^	$3.76	^^	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 20/365 (to reflect the period from April 11, 2019 to April 30, 2019).

^^ The dollar amount shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period multiplied by 181/365.

Procure Space ETF

Portfolio Composition as of April 30, 2019 (Unaudited)

As a Percentage of Total Investments

Procure Space ETF

Schedule of Investments
April 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 4.6%
Diversified Telecommunication Services - 4.6%
SpeedCast International Ltd.	43,452	$118,850
Total Australia		118,850
France - 4.8%
Aerospace & Defense - 0.5%
Thales SA - ADR	112	13,372
Media - 4.3%
Eutelsat Communications SA - ADR	6,132	110,662
Total France		124,034
Italy - 0.2%
Aerospace & Defense - 0.2%
Leonardo SpA - ADR	364	4,203
Total Italy		4,203
Japan - 4.1%
Media - 4.1%
Sky Perfect JSAT Holdings, Inc. - ADR	26,800	106,820
Total Japan		106,820
Luxembourg - 9.4%
Diversified Telecommunication Services - 5.0%
Intelsat SA (a)	6,420	129,941
Media - 4.4%
SES SA	6,708	114,135
Total Luxembourg		244,076
Netherlands - 2.2%
Aerospace & Defense - 2.2%
Airbus SE - ADR	412	56,321
Total Netherlands		56,321
Switzerland - 4.6%
Household Durables - 4.6%
Garmin Ltd.	1,404	120,379
Total Switzerland		120,379
United Kingdom - 5.6%
Diversified Telecommunication Services - 5.6%
Inmarsat PLC - ADR	20,624	146,625
Total United Kingdom		146,625
United States - 64.0%
Aerospace & Defense - 16.4%
Aerojet Rocketdyne Holdings, Inc. (a)	320	10,835
Boeing Co.	140	52,877
Harris Corp.	328	55,268
L3 Technologies, Inc.	92	20,109
Lockheed Martin Corp.	192	63,999
Maxar Technologies, Inc.	21,756	107,018

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
Northrop Grumman Corp.	212	$61,461
Raytheon Co.	308	54,698
Total Aerospace & Defense		426,265
Communications Equipment - 10.3%
EchoStar Corp. (a)	3,112	124,013
ViaSat, Inc. (a)	1,568	142,406
Total Communications Equipment		266,419
Containers & Packaging - 0.6%
Ball Corp.	268	16,064
Diversified Telecommunication Services - 17.1%
AT&T, Inc.	1,948	60,310
Globalstar, Inc. (a)	227,360	121,524
Iridium Communications, Inc. (a)	5,200	142,792
ORBCOMM, Inc. (a)	16,320	118,157
Total Diversified Telecommunication Services		442,783
Electronic Equipment, Instruments & Components - 4.8%
Trimble, Inc. (a)	3,040	124,093
Industrial Conglomerates - 1.3%
Honeywell International, Inc.	200	34,726
Media - 13.5%
DISH Network Corp. (a)	3,624	127,275
Loral Space & Communications, Inc. (a)	3,024	111,343
Sirius XM Holdings, Inc.	19,484	113,202
Total Media		351,820
Total United States		1,662,170
TOTAL COMMON STOCKS (Cost $2,495,647)		2,583,478

SHORT-TERM INVESTMENTS - 0.4%
Money Market Fund - 0.4%
First American Government Obligations Fund - Class X, 2.352% (b)	9,968	9,968
TOTAL SHORT-TERM INVESTMENTS (Cost $9,968)		9,968

Total Investments (Cost $2,505,615) - 99.9%		2,593,446
Other Assets in Excess of Liabilities - 0.1%		1,501
TOTAL NET ASSETS - 100.0%		$2,594,947

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate reflects seven-day yield on April 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

Procure Space ETF
ASSETS
Investments in unaffiliated securities, at value*	$2,593,446
Receivables:
Dividends and interest receivable	2,498
Total Assets	2,595,944
LIABILITIES
Payables:
Management fees payable	996
Total Liabilities	996
Net Assets	$2,594,948
NET ASSETS CONSIST OF:
Paid-in Capital	$2,500,000
Total Distibutable Earnings	94,947
Net Assets	$2,594,947

*Identified Cost:
Investments in unaffiliated securities	$2,505,615

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$25.95

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF OPERATIONS

For the period ended April 30, 2019 (Unaudited)

Procure Space ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $1,022)	$8,263
Interest	23
Total Investment Income	8,286
Expenses:
Management fees	996
Total Expenses	996
Net Investment Income	7,290

REALIZED & UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on:
Foreign currency and translation of other assets and liabilities in foreign currency	(174)
Net Realized Loss on Investments and Foreign Currency	(174)
Net Change in Unrealized Appreciation of:
Unaffiliated Investments	87,831
Net Change in Unrealized Appreciation of Investments and Foreign Currency	87,831
Net Realized and Unrealized Gain on Investments	87,657
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,947

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2019[1] (Unaudited)
OPERATIONS
Net investment income	$7,290
Net realized loss on investments	(174)
Net change in unrealized appreciation of investments	87,831
Net increase in net assets resulting from operations	94,947

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	2,500,000
Net increase in net assets	2,594,947

NET ASSETS
Beginning of Period	—
End of Period	$2,594,947

(a) Summary of share transactions is as follows:

	Period Ended April 30, 2019[1] (Unaudited)
	Shares	Amount
Shares Sold	100,000	$2,500,000
Shares Redeemed	—	—
Net Transactions in Fund Shares	100,000	$2,500,000
Beginning Shares	—
Ending Shares	100,000

[1]	Fund commenced operations on April 11, 2019. The information presented is for the period from April 11, 2019 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

Financial Highlights

For a capital share outstanding throughout the period

Period Ended April 30, 2019[1] (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income [2]	0.07
Net realized and unrealized gain/(loss) on investments	0.88
Total from investment operations	0.95
Net asset value, end of period	$25.95
Total Return	3.80%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,595

Expenses to Average Net Assets	0.75%[4]
Net Investment Income to Average Net Assets	5.47%[4]
Portfolio Turnover Rate	0%[3]

[1]	Commencement of operations on April 11, 2019.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Procure Space ETF (the “Fund”) is a series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”). The Fund commenced operations on April 11, 2019.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2019, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of April 30, 2019:

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

Procure Space ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,583,478	$—	$—	$2,583,478
Short Term Investments	9,968	—	—	9,968
Total Investments in Securities	$2,593,446	$—	$—	$2,593,446

^ For further information regarding security characteristics, see the Schedule of Investments.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of April 30, 2019, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Organizational and Offering Costs. All organizational and offering costs for the Fund will be borne by the Adviser and are not subject to reimbursement.

NOTE 3 – RISK FACTORS

Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Aerospace and Defense Companies Risk - Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Equity Securities Risk - The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk - The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.

Index Construction Risk - A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Issuer-Specific Changes Risk - The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity Risk - The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.

Market Price Risk - Shares are listed for trading on the NYSE Arca (the “Exchange” or “NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

New Fund Risk - The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Non-Correlation Risk - The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk - Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Satellite Companies Concentration Risk - The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or in-orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.

Small and Mid-Capitalization Securities Risk - The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small-and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

Space Industry Risk - The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule

12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

Penserra Capital Management, LLC serves as the Sub-Advisor (the “Sub-Advisor”) to the Fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities. U.S. Bank National Association, a subsidiary of U.S. Bancorp Fund Services, LLC, serves as the Fund’s custodian pursuant to a custody agreement. Quasar Distributors, LLC, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s distributor pursuant to a distribution agreement.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended April 30, 2019, the Fund did not incur any 12b-1 expenses.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended April 30, 2019:

	Purchases	Sales
Procure Space ETF	$77,354	$—

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended April 30, 2019:

	Purchases In-Kind	Sales In-Kind
Procure Space ETF	$2,418,292	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended April 30, 2019.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

Procure Space ETF

SUPPLEMENTARY INFORMATION

April 30, 2019 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.ProcureETFs.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-866-690-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ProcureETFs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-866-690-3837 or by accessing the SEC’s website at www.sec.gov.

Procure Space ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended April 30, 2019 (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on October 26, 2018, to consider the approval of (1) the Advisory Agreement between the Trust, on behalf of the Fund, and the Advisor and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor. The Board considered the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Advisor and the Sub-Advisor separately.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to approve each of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment performance of each of the Advisor and the Sub-Advisor; (3) the costs of the services to be provided and profits to be realized by each of the Advisor and the Sub-Advisor and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Fund grows; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement and the Sub-Advisory Agreement; (2) information describing the Advisor, the Sub- Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from counsel to the Trust on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Fund with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Fund:

1. The nature, extent and quality of the facilities and services proposed to be provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services to be provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would be conducted by the Sub-Advisor. The Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those proposed for the Fund, including information regarding the education and experience of management and investment personnel.

The Board determined that the Fund would likely benefit from the services and resources available from the Advisor and the Sub-Advisor, in respect of their responsibilities. In particular, they noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies that would be utilized by the Fund, as well as the performance history of the Sub-Advisor since its inception.

Procure Space ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended April 30, 2019 (Unaudited) (Continued)

2. The advisory fees paid by and overall expenses of the Fund. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios of the Fund. Although the Board determined that the Fund was distinct in ways from its peer group of ETFs and mutual funds, the Board determined that the advisory fees charged and overall expenses of the Fund were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub- Advisor in rendering those services, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to the Fund were fair and reasonable.

3. Brokerage and portfolios transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor. The Advisor presented on its execution policies and the Sub-Advisor discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the brokerage policies of both the Advisor and Sub-Advisor would benefit the Fund.

4. Financial condition of each of the Advisor and the Sub-Advisor. After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the expected fees and operating costs relating to the management of the Fund, the Board determined that each of the Advisor and Sub-Advisor would be capable of providing services to the Fund.

5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Fund, soft-dollar arrangements and the brokerage policies of the Advisor (including a discussion of the execution policies of the Advisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor. The Board determined that the personnel and compliance policies of the Trust, Advisor and Sub-Advisor were each well designed to monitor and address conflicts of interest.

6. Effect of the Fund’s growth and size on its investment performance and expenses. The Board considered information relating to the seeding and expected initial trading of the Fund. It determined that the expense ratios of the Fund were well suited in light of expectations for asset accumulation and projected growth therefrom.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rate and total expense ratios are reasonable in relation to the services provided by the Advisor to the Fund, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.

With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rate and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to the Fund, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

This Page Intentionally Left Blank.

Advisor

ProcureAM, LLC

16 Firebush Road

Levittown, PA 19056

Sub-Advisor

Penserra Capital Management, LLC

4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Chapman and Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, NY 10020

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a).  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b).  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed January 8, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Procure ETF Trust II

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date July 2, 2019

By (Signature and Title)* /s/ Andrew Chanin
Andrew Chanin, Principal Financial Officer/Treasurer

Date July 2, 2019

* Print the name and title of each signing officer under his or her signature.